additional statement of cash flow information - Financing activities (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Transaction costs
Redemptions, repayments or payments	CAD (1)
Income taxes charged directly to contributed surplus
Deferred income tax recovery	(20)	CAD 5
To eliminate the effect of gross settlement of transaction costs
Total	51
Total		294
Total		(243)
Total	(3)
Total	47	51
Dividends payable to holders of Common Shares
Changes in liabilities arising from financing activities
Beginning	284	263
Redemptions, repayments or payments	(1,152)	(1,070)
Other	1,167	1,091
Ending	299	284
Dividends reinvested in shares from Treasury
Changes in liabilities arising from financing activities
Redemptions, repayments or payments	70
Other	(70)
Dividends payable to holders of Common Shares net of dividends reinvested in shares from treasury
Changes in liabilities arising from financing activities
Beginning	284	263
Redemptions, repayments or payments	(1,082)	(1,070)
Other	1,097	1,091
Ending	299	284
Purchase of Common Shares for cancellation
Changes in liabilities arising from financing activities
Beginning		10
Redemptions, repayments or payments		(179)
Other		169
Short-term borrowings
Changes in liabilities arising from financing activities
Beginning	100	100
Issued or received		3
Redemptions, repayments or payments		(3)
Ending	100	100
Long-term debt
Changes in liabilities arising from financing activities
Beginning	12,951	12,024
Issued or received	6,367	5,726
Redemptions, repayments or payments	(5,502)	(4,843)
Foreign exchange movement (Note 4(i))	(20)	9
Other	(43)	35
Ending	13,753	12,951
Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	12,951	12,024
Issued or received	11,077	9,907
Redemptions, repayments or payments	(10,212)	(9,024)
Foreign exchange movement (Note 4(i))	(20)	9
Other	(43)	35
Ending	13,753	12,951
TELUS Corporation notes | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	11,367	11,164
Issued or received	990	785
Redemptions, repayments or payments	(700)	(600)
Foreign exchange movement (Note 4(i))	(91)	19
Other	(5)	(1)
Ending	11,561	11,367
TELUS Corporation commercial paper | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	613	256
Issued or received	5,295	4,568
Redemptions, repayments or payments	(4,710)	(4,181)
Foreign exchange movement (Note 4(i))	(58)	(30)
Ending	1,140	613
TELUS Communications Inc. debentures | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	619	618
Other	1	1
Ending	620	619
TELUS International (Cda) Inc. credit facility | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	332
Issued or received	82	373
Redemptions, repayments or payments	(56)	(42)
Foreign exchange movement (Note 4(i))	(20)	9
Other	1	(8)
Ending	339	332
Derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt - liability (asset) | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	20	(14)
Issued or received	4,710	4,181
Redemptions, repayments or payments	(4,746)	(4,201)
Foreign exchange movement (Note 4(i))	149	11
Other	(40)	43
Ending	93	20
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt | Long-term debt
Changes in liabilities arising from financing activities
Issued or received	(4,710)	(4,181)
Redemptions, repayments or payments	4,710	4,181
Subsidiary
Gross proceeds on share issuance
Issued or received		302
Other		(302)
Transaction costs
Beginning	4
Redemptions, repayments or payments	(1)	(8)
Other		12
Ending	3	4
Income taxes charged directly to contributed surplus
Beginning	47
Other	(3)	47
Ending	44	47
Current income tax charge	(3)	50
Deferred income tax recovery	CAD 0	3
To eliminate the effect of gross settlement of transaction costs
Issued or received		(8)
Redemptions, repayments or payments		CAD 8